Improvements to concession assets - net - Summary of Improvements to Concession Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Construction in-progress [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	$ 11,893,362	$ 12,369,898	$ 6,568,212
Additions	7,145,566	6,917,645	7,311,966
Transfers	(4,416,253)	(7,522,852)	(1,474,633)
Currency translation effect	(153,501)	128,671	(35,647)
Ending balance	14,469,174	11,893,362	12,369,898
Improvements to concession assets [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	36,447,613	26,503,586	22,105,909
Additions	2,609,074	1,662,838	3,466,108
Divestitures	(8,624)	(45,073)	(45,609)
Transfers	4,416,253	7,522,852	1,474,633
Currency translation effect	(472,567)	803,410	(497,455)
Ending balance	42,991,749	36,447,613	26,503,586
Total investment [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	48,340,975	38,873,484	28,674,121
Additions	9,754,640	8,580,483	10,778,074
Divestitures	(8,624)	(45,073)	(45,609)
Currency translation effect	(626,068)	932,081	(533,102)
Ending balance	57,460,923	48,340,975	38,873,484
Investment Net [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	36,612,316	28,997,244	20,260,493
Additions	8,038,644	7,046,845	9,200,013
Divestitures	(4,923)	(9,630)	(35,113)
Currency translation effect	(365,764)	577,857	(428,149)
Ending balance	44,280,273	36,612,316	28,997,244
Accumulated amortization [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Beginning balance	(11,728,659)	(9,876,240)	(8,413,628)
Additions	(1,715,996)	(1,533,638)	(1,578,061)
Divestitures	3,701	35,443	10,496
Currency translation effect	260,304	(354,224)	104,953
Ending balance	$ (13,180,650)	$ (11,728,659)	$ (9,876,240)